CONSTRUCTION-IN-PROGRESS (Tables)	11 Months Ended
Dec. 31, 2021
Schedule Of Construction In Progress
SCHEDULE OF CONSTRUCTION IN PROGRESS	Construction-in-progress consist of the following:
As of December 31, 2021
Greenhouse costs	$452,405
Construction-in-progress	$452,405